Shareholders' Equity (Share Repurchase Programs) (Details) - USD ($)	9 Months Ended	12 Months Ended
	Jul. 03, 2016	Sep. 27, 2015
Aug. 1, 2014 Share Repurchase Program [Member]
Stock Repurchase Program Expiration Date	Aug. 01, 2016	Aug. 01, 2016
Stock Repurchase Program, Authorized Amount	$ 1,000,000,000	$ 1,000,000,000
Stock Repurchase Program, Amount Utilized For Repurchases	1,000,000,000	613,000,000
Stock Repurchase Program, Remaining Authorized Repurchase Amount	0	$ 387,000,000
Nov. 4, 2015 Share Repurchase Program [Member]
Stock Repurchase Program, Authorized Amount	1,000,000,000
Stock Repurchase Program, Amount Utilized For Repurchases	542,000,000
Stock Repurchase Program, Remaining Authorized Repurchase Amount	$ 458,000,000